INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
INCOME TAXES [Abstract]
Schedule of Components of Tax Benefit (Expense)
	Years ended December 31,
	2014	2015	2016
Income (Loss) before income tax
PRC	$(2,748,982)	$22,416,826	$26,560,892
Other jurisdictions	(31,234,691)	(26,818,332)	(58,965,544)
Total	(33,983,673)	(4,401,506)	(32,404,652)
Current tax benefit (expense)
PRC	$-	$-	$(2,412,560)
Other jurisdictions	256,071	(218,556)	(251,202)
Subtotal	256,071	(218,556)	(2,663,762)
Deferred tax benefit (expense)
PRC	$(4,595,374)	$97,189	$(611,029)
Other jurisdictions	4,689,183	(552,249)	981,192
Subtotal	93,809	(455,060)	370,163
Total income tax benefit (expense)	$349,880	$(673,616)	$(2,293,599)

Schedule of Principal Components of Deferred Income Tax Assets and Liabilities
	At December 31,
	2015	2016
Deferred tax assets:
Property, plant and equipment	$373,994	$998,093
Inventories provision	452,362	700,182
Tax losses	81,552,073	89,148,913
Contingent liabilities	843,219	264,806
Bad debts provision	1,603,589	1,793,593
Deferred subsidies	4,123,916	3,750,258
Impairment for long-lived assets	43,366,347	40,808,679
Warranty provision	8,925,955	8,435,581
Silicon income	262,383	-
Others	1,557,477	465,334
Total gross deferred tax assets	$143,061,315	$146,365,439
Valuation allowance on deferred tax assets	(126,550,971)	(130,567,941)
Net deferred tax assets	$16,510,344	$15,797,498
Analysis as
Current	$5,988,646	$-
Non-current	10,521,698	15,797,498
	$16,510,344	$15,797,498
Deferred tax liabilities:
Prepaid land use right	$283,980	$258,556
Total deferred tax liabilities	$283,980	$258,556
Analysis as:
Current	$-	$-
Non-current	283,980	258,556
	$283,980	$258,556

Schedule of Reconciliation Between the Applicable Statutory Income Tax Rate and the Company's Effective Tax Rate
	Years ended December 31,
	2014	2015	2016
PRC applicable income tax rate	25.0%	25.0%	25.0%
Effect of Tax holiday - HNTE	11.3%	-	1.1%
Effect of Tax holiday - non-taxable income	0.8%	-	-
Valuation allowance	(36.1)%	(142.3)%	(29.9)%
Expiration of tax loss	(14.0)%	-	(3.8)%
Effect of different tax rate of subsidiaries	13.5%	113.9%	(4.1)%
Effect of future tax rate change	-	20.9%	10.3%
Non-deductible expense	(7.3)%	(65.4)%	(5.6)%
R&D super deduction	8.4%	44.3%	3.7%
Land value-added tax	-	-	(3.7)%
Others	(0.6)%	(11.7)%	(0.1)%
Effective income tax rate	1.0%	(15.3)%	(7.1)%

Schedule of Aggregate Amount and Per Share Effect of the Tax Holiday
	Years ended December 31,
	2014	2015	2016
Aggregate	$4,081,529	$-	$93,403
Per share effect -basic	$0.02	$-	$-
Per share effect-diluted	$0.02	$-	$-